Attachment to N-CEN Item G.1.b.ii. (KYN)

On or about May 11, 2021, the Registrant completed the issuance and sale, in private placements, of (i) $50 million aggregate principal amount floating rate (3-month LIBOR + 125 basis points) Series PP Senior Unsecured Notes due June 19, 2026, and (ii) $20 million aggregate principal amount 1.81% Series QQ Senior Unsecured Notes due June 19, 2025.